CONDENSED COMBINED AND CONSOLIDATED DEBTOR IN-POSSESSION FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Condensed Combined Consolidated Debtor-In-Possession Financial Information

	12/31/2018	12/31/2017
Current assets
Cash and cash equivalents	4,233,558	6,690,900
Short-term investments	201,975	14,605
Trade accounts receivable	7,224,720	6,590,543
Inventories	177,973	137,575
Related parts	431,276	949,851
Recoverable taxes	1,304,991	1,818,242
Judicial Deposits	1,700,428	1,000,519
Pension plan assets	4,824	1,072
Dividends and interest on capital	14,512	529,934
Other assets	1,845,235	1,546,295

Total current assets	17,139,492	19,279,536
Non-current assets

Long-term investments	36,987	114,839
Pension plan assets	23,050
Other taxes	714,653	626,057
Judicial Deposits	6,837,701	8,110,179
Investments	4,335,863	5,852,604
Property, plant and equipment, net	27,965,455	26,561,160
Intangible assets	7,978,956	9,185,107
Pension plan assets	753,827	1,598,792
Other assets	772,363	372,142

Total non-current assets	49,418,855	52,420,878

Total assets	66,558,347	71,700,415

Current liabilities
Trade payables	6,108,115	6,697,217
Loans and financing	672,894	530,051
Payroll, related taxes and benefits	504,152	575,673
Current income taxes payable	925,590	1,334,859
Tax financing program	141,897	271,503
Provision for Contingencies	677,229
Dividends and interest on capital	6,168	6,222
Licenses and concessions payable	85,619	20,306
Other payables	956,770	1,146,780

Total current liabilities	10,078,434	10,582,610
Non-Current liabilities
Related parts	227,764	1,116,169
Loans and financing	15,785,558
Trade payables	3,736,117
Other taxes	623,917	867,657
Deferred taxes		497,375
Tax financing program	410,500	599,047
Provisions for Contingencies	3,857,871	617,103
Liability for pensions benefits	579,122	10,433
Licenses and concessions payable		604
Unearned revenues	1,531,464	1,596,462
Advances from customers	9,097	9,964
Other payables	766,730	641,253

Total non-current liabilities	27,528,140	5,956,067

Total liabilities not subject to compromise	37,606,574	16,538,677
Liabilities subject to compromise		65,139,227
Total liabilities	37,606,574	81,677,904
Shareholders’ equity (deficit)
Total share capital	32,038,471	21,438,374
Share issued costs	(377,429)	(377,429)
Capital reserves	11,532,995	13,242,374
Treasury shares	(2,803,250)	(5,531,092)
Other comprehensive income	(207,886)	(241,780)
Accumulated losses	(11,231,129)	(38,507,937)
Total shareholders’ equity (deficit)	28,951,773	(9,977,489)

Total liabilities and shareholders’ equity	66,558,347	71,700,415

Intercompany transactions among the Debtors amounting to R$3.06 billion in 2018 (R$5.64 billion in 2017) related mainly with interests and interconnection charges and have been eliminated in the financial statements presented below. Intercompany transactions among the Debtors and the nonfiling entities have not been eliminated.

	12/31/2018	12/31/2017
Net operating revenue	21,036,018	20,429,388
Cost of sales and services	(10,998,010)	(15,573,190)

Gross profit	10,038,008	4,856,197

Operating (expenses) income
Selling expenses	(4,834,472)	(4,077,876)
General and administrative expenses	(2,235,870)	(2,438,107)
Other operating income (expenses), net	(4,529,992)	118,609
Equity pickup	570,975	(138,999)
Reorganization items, net	31,580,541	(2,371,919)
Income (loss) before financial and taxes	30,589,190	(4,052,094)
Financial expenses, net	(3,949,716)	(566,679)
Income (loss) before income taxes	26,639,474	(4,618,772)
Income tax (current and deferred)	562,205	884,602

Net income (loss) for the year	27,201,679	(3,734,170)